BLACKROCK VARIABLE SERIES FUNDS, INC.
BlackRock Advantage Large Cap Value V.I. Fund
BlackRock Basic Value V.I. Fund
BlackRock Equity Dividend V.I. Fund
BlackRock Large Cap Focus Growth V.I. Fund
(the “Funds”)
Supplement dated February 28, 2025 to the Summary Prospectuses and Prospectuses of the Funds, each dated May 1, 2024, as supplemented to date
On September 18, 2024 with respect to BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Basic Value V.I. Fund and BlackRock Large Cap Focus Growth V.I. Fund and November 19, 2024 with respect to BlackRock Equity Dividend V.I. Fund, the Board of Directors of BlackRock Variable Series Funds, Inc. approved certain changes to the Funds’ investment strategies in order to satisfy new requirements pursuant to the recent amendments to Rule 35d‑1 under the Investment Company Act of 1940 (the “Names Rule”). These changes are expected to become effective on May 1, 2025.
Accordingly, effective on May 1, 2025, the following changes are made to the Funds’ Summary Prospectuses and Prospectuses, as applicable:
BlackRock Advantage Large Cap Value V.I. Fund
The section of the Summary Prospectus entitled “Principal Investment Strategies of the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Advantage Large Cap Value V.I. Fund — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap value equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. For purposes of the Fund’s 80% policy, large cap value equity securities are equity securities that (i) at the time of purchase have a market capitalization within the range of companies included in the Russell 1000® Value Index (the “Russell 1000 Value Index”) and (ii) are included within at least one value index, as determined by BlackRock (the “Value Indices”). Currently, such Value Indices are the Russell 3000® Value Index, the S&P Composite 1500® Value Index and the MSCI World Value Index. The Fund primarily intends to invest in equity securities, which include common stock and preferred stock, or other financial instruments that are components of, or have characteristics similar to, the securities included in the Value Indices. The Russell 1000 Value Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. The Fund primarily seeks to buy common stock and may also invest in preferred stock. The Fund may also purchase convertible securities. From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”).
The Fund may use derivatives, including options, futures, swaps (including, but not limited to, total return swaps, some of which may be referred to as contracts for difference) and forward contracts, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including but not limited to the Value Indices. The use of options, futures, swaps and forward contracts can be effective in protecting or enhancing the value of the Fund’s assets.
The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles such as exchange-traded funds that invest exclusively in commodities and are designed to provide this exposure without direct investment in physical commodities.

The Fund seeks to pursue its investment objective by investing in large cap securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks which the Fund can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. BlackRock then constructs and rebalances the portfolio by integrating its investment insights with the model-based optimization process.
The section of the Prospectus entitled “Details About the Fund — How the Fund Invests — Investment Process” is deleted in its entirety and replaced with the following:
The Fund seeks to pursue its investment objective by investing in large cap value equity securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks which the Fund can seek to capture by over- and under- weighting particular equities while seeking to control incremental risk. BlackRock Advisors, LLC (“BlackRock”) then constructs and rebalances the portfolio by integrating its investment insights with the model-based optimization process. The Fund has no stated minimum holding period for investments and may buy or sell securities whenever Fund management sees an appropriate opportunity. The Fund may engage in active and frequent trading of its investments.
The section of the Prospectus entitled “Details About the Fund — How the Fund Invests — Principal Investment Strategies” is deleted in its entirety and replaced with the following:
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap value equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. For purposes of the Fund’s 80% policy, large cap value equity securities are equity securities that (i) at the time of purchase have a market capitalization within the range of companies included in the Russell 1000® Value Index (the “Russell 1000 Value Index”) and (ii) are included within at least one value index, as determined by BlackRock (the “Value Indices”). Currently, such Value Indices are the Russell 3000® Value Index, the S&P Composite 1500® Value Index and the MSCI World Value Index. The Fund primarily intends to invest in equity securities, which include common stock and preferred stock, or other financial instruments that are components of, or have characteristics similar to, the securities included in the Value Indices. The Russell 1000 Value Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. The Fund primarily seeks to buy common stock and may also invest in preferred stock. The Fund may also purchase convertible securities. From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”).
The Fund may use derivatives, including options, futures, swaps (including, but not limited to, total return swaps, some of which may be referred to as contracts for difference) and forward contracts, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including but not limited to the Value Indices. The use of options, futures, swaps and forward contracts can be effective in protecting or enhancing the value of the Fund’s assets.
The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles such as exchange-traded funds that invest exclusively in commodities and are designed to provide this exposure without direct investment in physical commodities.
The above 80% policy is a non‑fundamental policy of the Fund and may not be changed without 60 days’ prior notice to shareholders.

BlackRock Basic Value V.I. Fund
The section of the Summary Prospectus entitled “Principal Investment Strategies of each Fund” and the sections of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Basic Value V.I. Fund — Principal Investment Strategies of the Fund” and “Details About the Fund — How the Fund Invests — Principal Investment Strategies” are deleted in their entirety and replaced with the following:
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in value equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. For purposes of the Fund’s 80% policy, value equity securities are equity securities that are included within at least one value index, as determined by BlackRock (the “Value Indices”). Currently, such Value Indices are the Russell 3000® Value Index, the S&P Composite 1500® Value Index and the MSCI World Value Index.
Value securities are generally considered to be those with prices less than Fund management believes they are worth. The Fund tries to achieve its objectives by investing in a diversified portfolio consisting primarily of equity securities, which includes common stock, preferred stock, or securities or other instruments whose price is linked to the value of common stock. The Fund may also purchase convertible securities. Fund management places particular emphasis on companies with below average price/earnings ratios that may pay above average dividends. The Fund invests primarily in common stock of U.S. companies, but the Fund may invest up to 25% of its total assets in the securities of foreign companies. The Fund focuses primarily on companies with market capitalizations of over $5 billion.
The section of the Prospectus entitled “Details About the Fund — How the Fund Invests — Investment Process” is deleted in its entirety and replaced with the following:
In selecting securities, Fund management emphasizes value securities, which are generally considered to be those with prices less than Fund management believes they are worth.
Fund management believes that favorable changes in market prices are more likely to occur when:

•	Stocks are out of favor

•	Company earnings are depressed

•	Price/earnings ratios are relatively low

•	Investment expectations are limited

•	There is no general interest in a security or industry
On the other hand, Fund management believes that negative developments are more likely to occur when:

•	Investment expectations are generally high

•	Stock prices are advancing or have advanced rapidly

•	Price/earnings ratios have been inflated

•	An industry or security continues to be popular among investors
A stock’s price/earnings ratio is determined by dividing the price of a stock by its earnings per share. Fund management believes that stocks with relatively high price/earnings ratios are more vulnerable to price declines from unexpected adverse developments. At the same time, stocks with relatively low price/earnings ratios are more likely to benefit from favorable but generally unanticipated events. Thus, the Fund may invest a large part of its net assets in stocks that have weak research ratings.
The Fund may sell a security if, for example, the stock price increases to the high end of the range of its historical price-book value ratio or if the Fund determines that the issuer no longer meets the criteria Fund management has established for the purchase of such securities or if Fund management thinks there is a more attractive investment opportunity in the same category.
Fund management complements its fundamental analysis of the Fund’s investments with a quantitative process that ranks stocks based on specific metrics such as value, quality and momentum.
BlackRock Equity Dividend V.I. Fund
The section of the Summary Prospectus entitled “Principal Investment Strategies of the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Equity Dividend V.I. Fund — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:
The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. Equity securities include common stock, preferred stock or securities or other instruments whose price is linked to the value of common stock. For purposes of the Fund’s 80% policy, dividend-paying equity securities are securities of companies that pay out a portion of its profits to shareholders of such securities on a periodic basis.
The Fund may invest up to 25% of its total assets in securities of foreign issuers. The Fund may invest in securities from any country. The Fund may invest in securities denominated in both U.S. dollars and non‑U.S. dollar currencies. The Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts, European Depositary Receipts or other securities convertible into securities of foreign issuers.
BlackRock chooses investments for the Fund that it believes will both increase in value over the long term and provide current income, focusing on investments that will do both instead of those that will favor current income over capital appreciation.
The section of the Prospectus entitled “Details About the Fund — How the Fund Invests — Principal Investment Strategies” is deleted in its entirety and replaced with the following:
The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. Equity securities include common stock, preferred stock or securities or other instruments whose price is linked to the value of common stock. For purposes of the Fund’s 80% policy, dividend-paying equity securities are securities of companies that pay out a portion of its profits to shareholders of such securities on a periodic basis. The Fund will focus on issuers that have good prospects for capital appreciation and current income. Although the Fund invests primarily in dividend-paying securities, portions of the distributions paid by the Fund may not be subject to the lower income tax rates applicable to dividends.
The Fund may invest in securities of companies with any market capitalization, but will generally focus on large cap securities. The Fund’s portfolio, in the aggregate, will be structured in a manner designed to seek long-term capital appreciation as well as net portfolio yield in excess of the average yield of mutual funds invested primarily in U.S. equities.

The Fund may also invest in securities convertible into common stock and non‑convertible preferred stock. Convertible securities are generally debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible’s value usually reflects both the stream of current income payments and the market value of the underlying common stock. Preferred stock is a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may also be convertible into common stock.
The Fund may invest up to 25% of its total assets in securities of foreign issuers. The Fund may invest in securities from any country. The Fund may invest in securities denominated in both U.S. dollars and non‑U.S. dollar currencies.
The Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe that evidence a similar ownership arrangement. Generally, ADRs, which are issued in registered form, are designed for use in the United States securities markets, and EDRs, which are issued in bearer form, are designed for use in European securities markets. In a sponsored ADR or EDR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees, whereas in an unsponsored arrangement the foreign issuer assumes no obligations and the depositary’s transaction fees are paid by the ADR or EDR holders. Foreign issuers in respect of whose securities unsponsored ADRs or EDRs have been issued are not necessarily obligated to disclose material information in the markets in which the unsponsored ADRs or EDRs are traded and, therefore, there may not be a correlation between such information and the market value of such securities.
The 80% policies noted above are non‑fundamental policies of the Fund and may not be changed without 60 days’ prior notice to shareholders.
BlackRock Large Cap Focus Growth V.I. Fund
The section of the Summary Prospectus entitled “Principal Investment Strategies of the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Large Cap Focus Growth V.I. Fund — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap growth equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. For purposes of the Fund’s 80% policy, large cap growth equity securities are equity securities that (i) at the time of purchase have a market capitalization within the range of companies included in the Russell 1000® Growth Index (the “Russell 1000 Growth Index”) and (ii) are included within at least one growth index, as determined by BlackRock (the “Growth Indices”). Currently, such Growth Indices are the Russell 3000® Growth Index, the S&P Composite 1500® Growth Index and the MSCI World Growth Index. The Fund primarily intends to invest in equity securities, which include common stock and preferred stock, or other financial instruments that are components of, or have characteristics similar to, the securities included in the Growth Indices. The Russell 1000 Growth Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation.
The Fund is a growth fund that invests primarily in common stock. The Fund may also purchase convertible securities. The Fund may invest without limitation in the securities of foreign companies in the form of American Depositary Receipts (“ADRs”).

In addition to ADRs, the Fund may also invest up to 20% of its total assets in other forms of securities of foreign companies, including European Depositary Receipts, which are receipts typically issued in Europe evidencing an ownership arrangement with the foreign company or other securities of foreign companies.
The section of the Prospectus entitled “Details About the Fund — How the Fund Invests — Investment Process” is deleted in its entirety and replaced with the following:
Companies are selected through a process of both top‑down macro-economic analysis of economic and business conditions, and bottom‑up analysis of the business fundamentals of individual companies. The stocks are selected from a universe of companies that Fund management believes have above average growth potential. Fund management will make investment decisions based on judgments regarding several valuation parameters relative to anticipated rates of growth in earnings and potential rates of return on equity.
The section of the Prospectus entitled “Details About the Fund — How the Fund Invests — Principal Investment Strategies” is deleted in its entirety and replaced with the following:
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap growth equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. For purposes of the Fund’s 80% policy, large cap growth equity securities are equity securities that (i) at the time of purchase have a market capitalization within the range of companies included in the Russell 1000® Growth Index (the “Russell 1000 Growth Index”) and (ii) are included within at least one growth index, as determined by BlackRock (the “Growth Indices”). Currently, such Growth Indices are the Russell 3000® Growth Index, the S&P Composite 1500® Growth Index and the MSCI World Growth Index. The Fund primarily intends to invest in equity securities, which include common stock and preferred stock, or other financial instruments that are components of, or have characteristics similar to, the securities included in the Growth Indices. The Russell 1000 Growth Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation.
The Fund is a growth fund that invests primarily in common stock. The Fund may also purchase convertible securities. The Fund may invest without limitation in the securities of foreign companies in the form of American Depositary Receipts (“ADRs”).
In addition to ADRs, the Fund may also invest up to 20% of its total assets in other forms of securities of foreign companies, including European Depositary Receipts, which are receipts typically issued in Europe evidencing an ownership arrangement with the foreign company or other securities of foreign companies.
The above 80% policy is a non‑fundamental policy of the Fund and may not be changed without 60 days’ prior notice to shareholders.
Shareholders should retain this Supplement for future reference.
PR2-VAR4-0225SUP